Changes in Carrying Amount of Goodwill by Business Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Corporate and Institutional Services		Dec. 31, 2011 Corporate and Institutional Services		Dec. 31, 2012 Personal Financial Services		Dec. 31, 2010 Personal Financial Services
Goodwill [Line Items]
Beginning Balance	$ 532.0		$ 400.9		$ 460.6		$ 329.5		$ 71.4		$ 71.4
Goodwill Acquired			131.4				131.4
Other Changes	5.8	[1]	(0.3)	[1]	5.7	[1]	(0.3)	[1]	0.1	[1]
Ending Balance	$ 537.8		$ 532.0		$ 466.3		$ 460.6		$ 71.5		$ 71.4

[1]	Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.